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                   U. S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                  FORM 24F-2

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                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

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 1.     Name and address of issuer:

        Thrivent Variable Life Account I
        600 Portland Avenue South
        Minneapolis, MN 55415
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 2.     Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):              [_]
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 3.     Investment Company Act File Number: 811-08289

        Securities Act File Number 333-233397
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 4(a).  Last day of fiscal for which this notice is filed: 12/31/2020
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 4(b).  [_]  Check box if this Form is being filed late (i.e. more than 90 days after he end of the issuer's fiscal year). (See instruction
             A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.
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 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form.
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 5.    Calculation of registration fee:

       (i)     Aggregate sale price of securities
               sold during the fiscal year pursuant
               to Rule 24f-2 (from Item 10):                        $17,666,213
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       (ii)    Aggregate price of securities
               redeemed or repurchased during the
               fiscal year:                            $751,510
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       (iii)   Aggregate price of
               securities redeemed or repurchased
               during any prior fiscal year ending
               no earlier than October 11, 1995,
               that were not previously used to
               reduce registration fees payable to
               the Commission:                         $0
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       (iv)    Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                        $751,510
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       (v)     Net sales - if Item 5(i) is greater
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                     $16,914,703
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       (vi)    Redemption credits available for use
               in future years - if Item 5(i) is
               less than Item 5(iv) [subtract Item
               5(iv) from Item 5(i)]:                  $0
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       (vii)   Multiplier for determining                       X   .0001091
               registration fee (See Instruction
               C.9):
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       (viii)  Registration fee due [multiply Item
               5(v) by Item 5(vii)] enter "0" if no
               fee is due):                                     =   $1,845.39
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 6.    If the response to Item 5(i) was determined
       by deducting an amount of securities that
       were registered under the Securities Act of
       1933 pursuant to rule 24e-2 as in effect
       before [effective date of rescission of rule
       24e-2], then report the amount of securities
       (number of shares or other units) deducted
       here: ________________. If there is a number
       of shares or other units that were
       registered pursuant to rule 24e-2 remaining
       unsold at the end of the fiscal year for
       which this form is filed that are available
       for use by the issuer in future years, then
       state that number here: _________________.
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 7.    Interest due - if this Form is being filed
       more than 90 days after the end of the
       issuer's fiscal year (see Instruction D):
                                                                +   $0
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 8.    Total of the amount of registration fee due plus any
       interest due [line 5(viii) plus line 7] Date the
       registration fee and any interest payment was sent to the
       Commission's lockbox depository:
                                                                =   $1,845.39
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 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

               CIK number designated to receive payment:
               0001039305

               Method of Delivery:

                             [X] Wire Transfer
                             [_] Mail or other means

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                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title*)  THRIVENT FINANCIAL FOR LUTHERANS, DEPOSITOR

                           /s/ Kathleen M. Koelling
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                           Kathleen M. Koelling
                           Vice President

Date March 19, 2021

 * Please print the name and title of the signing officer below the signature.

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